Investment in equity investees- Others (Details) - CNY (¥)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Investment in equity investees
Carrying value as equity method investment	¥ 84,964,000,000	¥ 58,197,000,000	¥ 18,204,000,000
Impairment charge of equity method investments	245,000,000	0	¥ 438,000,000
Equity method investments, publicly traded
Investment in equity investees
Carrying value as equity method investment	67,767,000,000
Market values of equity method investments	67,793,000,000
Alibaba Pictures
Investment in equity investees
Carrying value as equity method investment	30,102,000,000
Not other-than-temporary decline in market value against carrying amount of equity method investment	14,487,000,000
Individually immaterial cost method investments, fair value estimated | Carrying amount
Investment in equity investees
Cost method investment	17,273,000,000	9,223,000,000
Individually immaterial cost method investments, fair value estimated | Approximate fair value
Investment in equity investees
Cost method investment	46,351,000,000	25,639,000,000
Individually immaterial cost method investments, not practical to estimate fair value | Carrying amounts
Investment in equity investees
Cost method investments carrying value for which there is no fair value estimate	¥ 18,131,000,000	¥ 24,041,000,000